Cover	Sep. 08, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2020
Entity File Number	001-35979
Entity Registrant Name	HD SUPPLY HOLDINGS, INC.
Entity Central Index Key	0001573097
Entity Tax Identification Number	26-0486780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Cumberland Boulevard
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	852-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	HDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
HD Supply, Inc. (Total HDS)
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2020
Entity File Number	333-159809
Entity Registrant Name	HD SUPPLY, INC.
Entity Central Index Key	0001465264
Entity Tax Identification Number	75-2007383
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Cumberland Boulevard
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	852-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false